BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Debt instruments held	€ 21,441
Lendor [Member] | Debtor [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2011
Expire date	12/30/2023
Borrowings, interest rate	6.00%
Lendor One [Member] | Debtor One [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2014
Expire date	12/30/2023
Borrowings, interest rate	6.00%
Lendor Two [Member] | Debtor Two [Member]
IfrsStatementLineItems [Line Items]
Loan date	03/01/2015
Expire date	03/01/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 15
Lendor Three [Member] | Debtor Three [Member]
IfrsStatementLineItems [Line Items]
Loan date	06/01/2015
Expire date	05/31/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 3,000
Lendor Four [Member] | Debtor Four [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2015
Expire date	12/30/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 600
Lendor Five [Member] | Debtor Five [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2016
Expire date	12/30/2025
Borrowings, interest rate	6.00%
Debt instruments held	€ 3,500
Lendor Six [Member] | Debtor Six [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2017
Expire date	12/30/2022
Borrowings, interest rate	6.00%
Debt instruments held	€ 6,000
Lendor Seven [Member] | Debtor Seven [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/30/2018
Expire date	12/30/2023
Borrowings, interest rate	6.00%
Debt instruments held	€ 300
Lendor Eight [Member] | Debtor Eight [Member]
IfrsStatementLineItems [Line Items]
Loan date	01/23/2019
Expire date	01/16/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 2,650
Lendor Nine [Member] | Debtor Nine [Member]
IfrsStatementLineItems [Line Items]
Loan date	03/01/2019
Expire date	03/01/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 250
Lendor Ten [Member] | Debtor Ten [Member]
IfrsStatementLineItems [Line Items]
Loan date	12/31/2019
Expire date	12/31/2024
Borrowings, interest rate	6.00%
Debt instruments held	€ 5,000